                                   ANNUAL REPORT
                                  MARCH 31, 2001

                                    LEGG MASON
                                     TAX-FREE
                                    INCOME FUND

                                 MARYLAND TAX-FREE

                               PENNSYLVANIA TAX-FREE

                                     TAX-FREE
                                 INTERMEDIATE-TERM

                                    PRIMARY AND
                               INSTITUTIONAL CLASSES

                                 [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with the annual report for the Legg Mason Tax-Free Income Fund ("Trust") for its fiscal year ended March 31, 2001. This report includes financial information for the three series of the Trust: the Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate Funds.

  The following table summarizes key statistics for each Fund, as of March 31, 2001:

                                                      Average        Net Asset Value
                                    SEC Yield*   Weighted Maturity      Per Share
                                    ----------   -----------------   ---------------
Maryland Tax-Free                      3.86%        15.17 Years          $16.15
Pennsylvania Tax-Free                  3.85         13.89 Years           16.29
Tax-Free Intermediate                  3.35          6.68 Years           15.66

  For the twelve months ended March 31, 2001, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 10.01%, 10.06%, and 8.51%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's average weighted maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

---------------

* SEC yields reported are for the 30 days ended March 31, 2001. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.63%, 3.50% and 2.97%, respectively.

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                                      Maryland   Pennsylvania     Tax-Free
                                      Tax-Free     Tax-Free     Intermediate
                                      --------   ------------   ------------
Aaa                                     55.5%        72.5%          60.4%
Aa                                      25.4         23.0           27.2
A                                       13.6           --            6.3
Baa                                      4.4           --            2.2
Short-term securities                    1.1          4.5            3.9

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                             Sincerely,

                                             /s/ JOHN F. CURLEY, JR.
                                             John F. Curley, Jr.
                                             Chairman

May 7, 2001

Portfolio Manager's Comments
Legg Mason Tax-Free Income Fund

Market Overview and Commentary

  Municipal bond investors enjoyed a fairly steady and robust rally during the past year. The Lehman Brothers Municipal Bond Index, a proxy for the outstanding market of tax-free debt, returned an impressive 10.92% for the twelve months, ended March 31, 2001. Tax-free yields declined dramatically for bonds of all maturities, although yields fell the most for shorter maturity bonds. For example, the yield on tax-free, triple-A rated bonds maturing in two years fell over 100 basis points(1) during the past twelve months, while the yield on a similar bond maturing in fifteen years fell only one-half as much. Thus far, 2001 has produced a fixed income trifecta. The Federal Reserve is easing, the economy is slowing, and stock market instability is bolstering demand for lower volatility assets such as bonds. In contrast, the equity markets have been less than kind to investors, with the first quarter of 2001 adding insult to last year's injury.

  Clearly the U.S. economy has slowed, expanding at only a 1% rate in the fourth quarter of 2000, the slowest pace in five and a half years. In an effort to jump start the economy, the Federal Reserve aggressively lowered the Federal Funds rate in four 50-basis-point cuts within three and a half months, and is expected to ease further. The consumer seems surprisingly resilient given the dismal performance of the stock market and widespread media forecasts of a recession. Not surprisingly, the interest-rate-sensitive auto and housing sectors have held up particularly well. The 130-basis-point drop in mortgage rates since last June has encouraged both housing sales and mortgage refinancing. January and February existing home sales remained at a robust pace, leading some to predict 2001 sales will post the third highest year on record. In addition, car and light truck sales exceeded the 17 million annualized pace throughout the first quarter. Even so, high household debt levels leave the consumer at risk if the multitude of announced layoffs translates into higher unemployment and falling incomes. In one indication of this vulnerability, the number of homeowners delinquent on their mortgages rose to 4.5% during the fourth quarter, the highest delinquency rate since 1992.

Maryland Tax-Free Income Trust

  For the fiscal year ended March 31, 2001, the Fund's total return was 10.01%. The average maturity of the Fund was essentially unchanged at 15.17 years.

Pennsylvania Tax-Free Income Trust

  For the fiscal year ended March 31, 2001, the Fund's total return was 10.06%. The average maturity of the Fund decreased to 13.89 years from 14.91 years over the last twelve months.

Tax-Free Intermediate-Term Income Trust

  For the fiscal year ended March 31, 2001, the Fund's total return was 8.51%. The average maturity of the Fund decreased to 6.68 years from 7.28 years over the last twelve months.

---------------
(1) 100 basis points = 1%.

Outlook

  In the near term, further easing by the Federal Reserve should continue to boost bond prices, particularly for shorter maturity securities. However, aided by both monetary and fiscal policy stimulation, U.S. economic prospects should brighten in the coming year. Therefore, we feel a rally in the fixed income markets over the coming year similar to that of the past twelve months is unlikely.

Strategy

  Trading in the Funds has slowed as most positions are showing significant unrealized gains. Selling these bonds in the current rate environment would generally realize taxable capital gains and lower the tax-free income generated for shareholders. We are mindful of the current level of interest rates, the inevitable end of the Federal Reserve easing cycle, and the probable rebound in U.S. economic growth. As a result, we have positioned the Funds with an eye toward principal preservation should rates begin to rise. In addition, we have maintained the high average quality of the Funds and continue to limit our holdings of lower-rated securities. Recent anemic economic growth has already slowed the tax receipts for many municipalities, damaging the debt protection measures of some issuers. Although sharp erosion in municipal credit quality is unlikely, the steady build-up of municipal credit strength witnessed over the last few years is likely ending.

                                                      Jane E. Trust, CFA
                                                      Portfolio Manager

April 22, 2001

Performance Information
Legg Mason Tax-Free Income Fund

Performance Comparison of a $10,000 Investment as of March 31, 2001

  The returns shown on these pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Pennsylvania Tax-Free Income Trust had two classes of shares: Primary Class and Institutional Class. As of February 26, 2001, shares of the Institutional Class were fully redeemed.

  The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund's maximum sales load and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

Maryland Tax-Free Income Trust

                                         Average
                       Cumulative        Annual
                      Total Return*   Total Return*
                      -------------   -------------
One Year                 +6.98%          +6.98%
Five Years              +27.38           +4.96
Life of Fund+           +82.85           +6.27

------------------
* Includes maximum sales charge of 2.75%.
+ Inception date: May 1, 1991.

                                                                     MARYLAND TAX-FREE             LEHMAN BROS. MUNICIPAL BOND
                                                                       INCOME TRUST                         INDEX (1)
                                                                     -----------------             ---------------------------
5/1/91                                                                    10000.00                           10000.00
                                                                          10008.00                           10079.00
                                                                          10447.00                           10471.00
12/31/91                                                                  10773.00                           10822.00
                                                                          10803.00                           10854.00
                                                                          11192.00                           11265.00
                                                                          11461.00                           11565.00
12/31/92                                                                  11670.00                           11776.00
                                                                          12151.00                           12213.00
                                                                          12558.00                           12613.00
                                                                          13016.00                           13039.00
12/31/93                                                                  13089.00                           13222.00
                                                                          12576.00                           12496.00
                                                                          12687.00                           12634.00
                                                                          12773.00                           12721.00
12/31/94                                                                  12680.00                           12539.00
                                                                          13407.00                           13425.00
                                                                          13705.00                           13748.00
                                                                          14043.00                           14143.00
12/31/95                                                                  14558.00                           14727.00
                                                                          14359.00                           14550.00
                                                                          14468.00                           14661.00
                                                                          14775.00                           14997.00
12/31/96                                                                  15080.00                           15380.00
                                                                          15038.00                           15343.00
                                                                          15460.00                           15871.00
                                                                          15857.00                           16350.00
12/31/97                                                                  16240.00                           16793.00
                                                                          16387.00                           16987.00
                                                                          16605.00                           17245.00
                                                                          17070.00                           17775.00
12/31/98                                                                  17147.00                           17881.00
                                                                          17232.00                           18040.00
                                                                          16922.00                           17721.00
                                                                          16742.00                           17651.00
12/31/99                                                                  16572.00                           17514.00
                                                                          17097.00                           18025.00
                                                                          17283.00                           18298.00
                                                                          17646.00                           18741.00
12/31/00                                                                  18471.00                           19560.00
3/31/01                                                                   18285.00                           19994.00

                                (1) The Lehman Brothers Municipal Bond Index
                                    is a total return performance benchmark
                                    for the long-term investment grade
                                    tax-exempt bond market. Index returns are for the periods beginning April 30, 1991.

Pennsylvania Tax-Free Income Trust

                                         Average
                       Cumulative        Annual
                      Total Return*   Total Return*
                      -------------   -------------
One Year                  +7.03%         +7.03%
Five Years               +28.66          +5.17
Life of Fund+            +83.41          +6.47

------------------
* Includes maximum sales charge of 2.75%.
+ Inception date: August 1, 1991.

                                                                   PENNSYLVANIA TAX-FREE           LEHMAN BROS. MUNICIPAL BOND
                                                                       INCOME TRUST                         INDEX (1)
                                                                   ---------------------           ---------------------------
8/1/91                                                                    10000.00                           10000.00
                                                                          10246.00                           10264.00
12/31/91                                                                  10613.00                           10608.00
                                                                          10634.00                           10640.00
                                                                          11084.00                           11043.00
                                                                          11393.00                           11337.00
12/31/92                                                                  11616.00                           11543.00
                                                                          12050.00                           11972.00
                                                                          12540.00                           12364.00
                                                                          12988.00                           12781.00
12/31/93                                                                  13099.00                           12961.00
                                                                          12508.00                           12249.00
                                                                          12612.00                           12384.00
                                                                          12683.00                           12469.00
12/31/94                                                                  12599.00                           12291.00
                                                                          13388.00                           13160.00
                                                                          13685.00                           13477.00
                                                                          13974.00                           13864.00
12/31/95                                                                  14520.00                           14436.00
                                                                          14259.00                           14263.00
                                                                          14383.00                           14372.00
                                                                          14707.00                           14701.00
12/31/96                                                                  14998.00                           15076.00
                                                                          14917.00                           15040.00
                                                                          15395.00                           15558.00
                                                                          15822.00                           16027.00
12/31/97                                                                  16212.00                           16462.00
                                                                          16380.00                           16651.00
                                                                          16613.00                           16905.00
                                                                          17071.00                           17423.00
12/31/98                                                                  17146.00                           17528.00
                                                                          17286.00                           17683.00
                                                                          16996.00                           17371.00
                                                                          16780.00                           17302.00
12/31/99                                                                  16582.00                           17168.00
                                                                          17142.00                           17669.00
                                                                          17354.00                           17937.00
                                                                          17690.00                           18370.00
12/31/00                                                                  18577.00                           19174.00
3/31/01                                                                   18341.00                           19599.00

                                (1) The Lehman Brothers Municipal Bond Index
                                    is a total return performance benchmark
                                    for the long-term investment grade
                                    tax-exempt bond market. Index returns are for the periods beginning July 31, 1991.

Tax-Free Intermediate-Term Income Trust

                       Cumulative     Average Annual
                      Total Return*   Total Return*
                      -------------   --------------
One Year                  +6.34%          +6.34%
Five Years               +24.55           +4.49
Life of Fund+            +52.02           +5.12

------------------
* Includes maximum sales charge of 2.00%.
+ Inception date: November 9, 1992.

                                                                 TAX-FREE INTERMEDIATE-TERM       LEHMAN BROS. 7-YEAR MUNICIPAL
                                                                        INCOME TRUST                      BOND INDEX(1)
                                                                 --------------------------       -----------------------------
11/9/92                                                                   10000.00                           10000.00
12/31/92                                                                  10156.00                           10232.00
                                                                          10435.00                           10559.00
                                                                          10723.00                           10851.00
                                                                          11050.00                           11166.00
12/31/93                                                                  11167.00                           11300.00
                                                                          10851.00                           10874.00
                                                                          10942.00                           10989.00
                                                                          11024.00                           11094.00
12/31/94                                                                  10948.00                           10987.00
                                                                          11464.00                           11564.00
                                                                          11741.00                           11893.00
                                                                          11976.00                           12233.00
12/31/95                                                                  12257.00                           12542.00
                                                                          12205.00                           12497.00
                                                                          12262.00                           12551.00
                                                                          12446.00                           12776.00
12/31/96                                                                  12684.00                           13089.00
                                                                          12658.00                           13074.00
                                                                          12959.00                           13433.00
                                                                          13211.00                           13792.00
12/31/97                                                                  13456.00                           14092.00
                                                                          13559.00                           14253.00
                                                                          13705.00                           14419.00
                                                                          14072.00                           14876.00
12/31/98                                                                  14164.00                           14970.00
                                                                          14212.00                           15097.00
                                                                          13998.00                           14840.00
                                                                          14051.00                           14962.00
12/31/99                                                                  14058.00                           14948.00
                                                                          14295.00                           15185.00
                                                                          14478.00                           15432.00
                                                                          14729.00                           15782.00
12/31/00                                                                  15226.00                           16304.00
3/31/01                                                                   15202.00                           16726.00

                                (1) The Lehman Brothers 7-Year Municipal Bond
                                    Index is a total return performance
                                    benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years. Index returns are for the periods beginning October 31, 1992.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2001
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                           Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 97.6%
Maryland -- 96.9%
  Annapolis (City of), Economic Development Revenue (St.
    John's College Facility)
      Series 1998                                         5.500%    10/1/18         $  1,000        $    986
      Series 1998                                         5.500%    10/1/23              870             835
  Anne Arundel County (Baltimore Gas & Electric
    Project), PCR Refunding                               6.000%     4/1/24            4,500           4,669
  Anne Arundel County, Consolidated Water and Sewer, GO   5.000%     9/1/16            1,000           1,017
  Anne Arundel County, Maryland, GO                       6.500%    5/15/06            1,000           1,128
  Baltimore County, Consolidated Public Improvement
    GO (Pre-refunded 7/1/02)                              6.125%     7/1/09            2,000           2,110(A)
    GO                                                    4.750%     7/1/18            3,150           3,117
  Baltimore, Maryland, Consolidated Public Improvement,
    Series D Refunding (AMBAC insured)                    6.000%   10/15/06            1,140           1,270
  Baltimore, Maryland, Revenue Refunding Waste Water
    Project
      Series A (FGIC insured)                             5.000%     7/1/22            1,550           1,554
      Series A (FGIC insured)                             5.500%     7/1/26            1,000           1,032
  Carroll County, Consolidated Public Improvement, GO     5.375%    11/1/25            1,000           1,024
  Charles County, GO (Pre-refunded 6/1/01)                6.600%     6/1/06            1,000           1,026(A)
  Community Development Administration, Maryland,
    Department of Housing and Community Development
      Single Family Revenue, Second Series AMT            6.650%     4/1/04            1,000           1,024
      Single Family Revenue, Sixth Series AMT             7.125%     4/1/14              365             371
      Residential Revenue, 1999 Series H AMT              6.000%     9/1/17            3,000           3,162
      Residential Revenue, 2001 Series B AMT              5.375%     9/1/22              370             368
      Residential Revenue, 2000 Series H AMT              5.700%     9/1/22            2,000           2,022
      Multi-Family Insured Mortgage, 1991 Series G        7.100%    5/15/23              150             153
      Residential Revenue, 1999 Series D AMT              5.375%     9/1/24            2,000           1,987
      Multi-Family Insured Mortgage, 1995 Series B        5.800%    5/15/26            1,500           1,507
      Single Family Revenue, Third Series Non-AMT         7.250%     4/1/27              655             669
  Frederick County, GO, Series 1990 (Pre-refunded
    8/1/03)                                               6.625%     8/1/20              250             273(A)
  Frederick County, Public Facility 1991 GO
    (Pre-refunded 5/1/01)                                 6.500%     5/1/07              650             665(A)
  Harford County, Maryland (Pre-refunded 3/1/06)          5.000%     3/1/12              315             338(A)
  Howard County, Metropolitan District GO, Series 1998 A
    Refunding                                             4.750%    2/15/27            3,385           3,226
  Howard County, Metropolitan District Refunding, Series
    B                                                     6.000%    8/15/19            1,500           1,508
  Howard County, Public Improvement GO, Series B
    Refunding                                             0.000%    8/15/07            1,000             769(B)

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                           Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Laurel (City of), Public Improvement GO
    Pre-refunded 7/1/01 (MBIA insured)                    7.000%     7/1/09         $    250        $    257(A)
    Pre-refunded 7/1/01 (MBIA insured)                    7.000%     7/1/11            1,000           1,030(A)
  Maryland Health and Higher Educational Facilities
    Authority
      College of Notre Dame (MBIA insured)                5.300%    10/1/18              925             983
      College of Notre Dame (MBIA insured)                4.650%    10/1/23            1,400           1,303
  Maryland Health and Higher Educational Facilities
    Authority, Refunding Revenue, Kennedy Krieger Issue,
    Series 1997                                           5.125%     7/1/22            2,000           1,787
  Maryland Health and Higher Educational Facilities
    Authority, Francis Scott Key Medical Center
      Refunding (FGIC insured)                            5.000%     7/1/23            2,000           1,976
      Refunding                                           5.625%     7/1/25              995           1,006
  Maryland Health and Higher Educational Facilities
    Authority, Greater Baltimore Medical Center
    (Pre-refunded 7/1/01)                                 6.750%     7/1/19            1,000           1,029(A)
  Maryland Health and Higher Educational Facilities
    Authority, Howard County General Hospital Refunding   5.500%     7/1/21            2,825           2,956
  Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins Hospital, Series 1990        0.000%     7/1/19            4,000           1,542(B)
  Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins Medicine, Series 1998
    Refunding                                             5.000%     7/1/29            2,000           1,955
  Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins University
      Refunding                                           6.000%     7/1/08            1,000           1,127
      Refunding                                           6.000%     7/1/10              500             572
      Series 1997 Refunding                               5.625%     7/1/17            1,000           1,057
  Maryland Health and Higher Educational Facilities
    Authority, Kennedy Institute
      Series 1991 (Pre-refunded 07/1/01)                  7.400%     7/1/11              630             649(A)
      Series 1991 (Pre-refunded 07/1/01)                  6.750%     7/1/22            1,000           1,009(A)
  Maryland Health and Higher Educational Facilities
    Authority, Loyola College Issue, Series 1999          5.000%    10/1/39            1,000             967
  Maryland Health and Higher Educational Facilities
    Authority, Maryland Institute, College of Art Issue,
    Series 1998                                           5.000%     6/1/29            2,000           1,950
  Maryland Health and Higher Educational Facilities
    Authority, Medlantic/Helix Issue Revenue Bonds,
    Series B                                              5.250%    8/15/38            2,900           2,657

                                                           Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Maryland Health and Higher Educational Facilities
    Authority, Union Memorial Hospital
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%     7/1/11         $    500        $    514(A)
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%     7/1/11               35              36(A)
      Series A (MBIA insured)                             6.750%     7/1/11               65              67
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%     7/1/21            1,300           1,338(A)
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%     7/1/21              210             216(A)
      Series A (MBIA insured)                             6.750%     7/1/21              390             401
  Maryland Health and Higher Educational Facilities
    Authority, University of Maryland Medical System,
    Series 2000                                           6.750%     7/1/30            1,250           1,337
  Maryland Health and Higher Educational Facilities
    Authority, University of Maryland Medical System B,
    Series 1993 Refunding (FGIC insured)                  5.375%     7/1/13            2,000           2,069
  Maryland National Capital Park and Planning
    Commission, Park Acquisition and Development Bonds
    (Prince George's County), Series L2 (Pre-refunded
    7/1/02)                                               6.000%     7/1/05              500             527(A)
  Maryland State and Local Facilities Loan, First Series  5.500%     3/1/15            5,000           5,507
  Maryland State Health and Higher Educational
    Facilities Authority Revenue Bond, Helix Health
    Issue                                                 5.125%     7/1/11            2,000           2,141
  Maryland Transportation Authority, Transportation
    Facilities Projects Revenue Bond, Series 1992         5.750%     7/1/15            5,250           5,372
  Maryland Water Quality Financing Administration,
    Revolving Loan Fund Revenue, Series 1993 A
    (Pre-refunded 9/1/03)                                 5.400%     9/1/12            1,500           1,571(A)
  Mayor and City Council of Baltimore, Refunding          5.000%     7/1/24            5,600           5,592
  Mayor and City Council of Baltimore, Capital
    Appreciation GO, Refunding Bonds of 1995
      Series A (Pre-refunded 10/15/05) (FGIC insured)     0.000%    10/15/11           1,060             618(A,B)
      Series A (Unrefunded Balance) (FGIC insured)        0.000%    10/15/11             940             541(B)
  Mayor and City Council of Baltimore, Parking Revenue
    Series A (Pre-refunded 7/1/02) (FGIC insured)         6.250%     7/1/21              500             528(A)
  Mayor and City Council of Baltimore, Port Facilities
    Revenue (Consolidated Coal Sales Co. Project)
      Series A                                            6.500%    10/1/11            5,000           5,286
      Series B                                            6.500%    10/1/11            1,000           1,057
  Montgomery County (Potomac Electric Project), 1994
    Series, PCR Refunding                                 5.375%    2/15/24            1,000           1,008
  Montgomery County, HOC Single Family, Series A          6.800%     7/1/17              785             801
  Montgomery County, Maryland, GO, Consolidated Public
    Improvement
      Refunding Bonds of 1992, Series A                   5.800%     7/1/07            4,000           4,439
      Refunding Bonds of 1992, Series A                   0.000%     7/1/10            3,000           1,998(B)
      Bonds of 1999, Series A                             5.000%     5/1/18            3,000           3,043

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                           Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Montgomery County, Parking Revenue (Silver Spring
    Parking Lot), 1992 Series A Refunding (FGIC insured)  6.250%     6/1/07         $  2,000        $  2,103
  Northeast Maryland Waste Disposal Authority Solid
    Waste Revenue Bonds, Montgomery County Resource
    Recovery Project
      Series 1993 A AMT                                   6.000%     7/1/07            1,000           1,089
      Series 1993 A AMT                                   6.300%     7/1/16            3,000           3,127
  Prince George's County, Maryland, GO, Consolidated
    Public Improvement
      1991 Refunding Series                               6.700%     7/1/04              585             601
      1991 Refunding Series                               6.750%     7/1/11              585             602
  Prince George's County, PCR Refunding (Potomac
    Electric Project), 1993 Series                        6.375%    1/15/23            2,250           2,349
  Prince George's County, Solid Waste Management System
    Revenue, Series 1993 Refunding                        5.250%    6/15/13            1,000           1,008
  State of Maryland, GO, State and Local Facilities Loan
    of 1990, Third Series                                 6.700%    7/15/02              500             504
  State of Maryland, GO, State and Local Facilities Loan
    of 1994, Second Series                                5.400%     6/1/07            2,000           2,112
  State of Maryland, GO, State and Local Facilities Loan
    of 2000, First Series                                 5.500%     8/1/10            2,000           2,218
  Talbot County, Bank Qualified GO
    Pre-refunded 7/1/01                                   6.700%     5/1/10              500             511(A)
    Pre-refunded 7/1/01                                   6.700%     5/1/11              415             425(A)
  University of Maryland System Auxiliary Facility and
    Tuition Revenue
      1992 Series B (Pre-refunded 10/1/02)                6.375%     4/1/09            1,000           1,065(A)
      1997 Series A                                       5.125%     4/1/17            2,000           2,043
      1999 Series A                                       4.500%    10/1/19            5,000           4,694
  Washington County, Maryland, (Water & Sewer Project)
    GO, Refunding (FGIC insured)                          0.000%     1/1/17              385             174(B)
  Washington Suburban Sanitary District
      Series 1992 (Pre-refunded 6/1/02)                   6.100%     6/1/07            1,000           1,052(A)
      Series 1994                                         5.500%     6/1/13            1,000           1,053
      Series 1991 (Pre-refunded 6/1/01)                   6.900%     6/1/13              400             411(A)
      Refunding                                           5.250%     6/1/15            1,000           1,026
      Refunding                                           5.250%     6/1/16            1,000           1,068
      Refunding                                           5.750%     6/1/17            2,000           2,238
      Refunding                                           6.000%     6/1/18            2,705           3,099
      Refunding                                           6.000%     6/1/19            3,665           4,199

                                                           Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Worcester County Sanitary District, GO (Pre-refunded
    5/1/01)                                               6.750%     5/1/15         $    115        $    118(A)
                                                                                                    --------
                                                                                                     148,518
                                                                                                    --------
Puerto Rico -- 0.7%
  Puerto Rico Commonwealth Highway and Transit
    Authority, Subordinated Transportation Revenue Bonds
    (Series 1998) (Puerto Rico State Infrastructure
    Bank)                                                 5.000%     7/1/28            1,000             988
                                                                                                    --------
Total Municipal Bonds (Identified Cost -- $141,368)                                                  149,506
------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 1.1%
District of Columbia -- 1.1%
  District of Columbia Revenue Multimodal Medlantic,
    Series C                                              4.550%     4/2/01            1,700           1,700
                                                                                                    --------
Total Variable Rate Demand Obligations
    (Identified Cost -- $1,700)                                                                        1,700
------------------------------------------------------------------------------------------------------------
Total Investments -- 98.7% (Identified Cost -- $143,068)                                             151,206
Other Assets Less Liabilities -- 1.3%                                                                  2,023
                                                                                                    --------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  9,486 shares outstanding                                                          $145,961
Accumulated net realized gain/(loss) on investments                                     (870)
Unrealized appreciation/(depreciation) of investments                                  8,138
                                                                                    --------
NET ASSETS -- 100.0%                                                                                $153,229
                                                                                                    ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:(D)                                                    $16.15
                                                                                                    ========
------------------------------------------------------------------------------------------------------------

(A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)The rate shown is the rate as of March 31, 2001, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.

(D)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.61.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2001
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 94.8%

Pennsylvania -- 94.8%
  Allegheny County, Pennsylvania, Airport Revenue Bonds,
    Series 1992 B AMT (FSA insured)                        6.625%     1/1/22         $ 1,000         $ 1,040
  Allegheny County, Pennsylvania, Baldwin-Whitehall
    School District GO Bonds, Series 1992 A (Pre-refunded
    8/15/02) (FGIC insured)                                6.600%    8/15/10           1,000           1,046(A)
  Allegheny County, Pennsylvania, Higher Education
    Building Authority (Duquesne University Project)
    Revenue Refunding Bonds, Series 1998                   5.125%     3/1/13           1,000           1,048
  Allegheny County, Pennsylvania, Hospital Development
    Authority (Children's Hospital of Pittsburgh)
    Refunding Bonds, Series 1991 (MBIA insured)            6.875%     7/1/14           1,000           1,013
  Allegheny County, Pennsylvania, Hospital Development
    Authority (Upper Pennsylvania Medical Center Health
    System) Health Center Revenue Bonds, Series 1997 B
    (MBIA Insured)                                         6.000%     7/1/24           1,000           1,117
  Allegheny County, Pennsylvania, Sanitary Authority
    Sewer Revenue Bonds, Series 2000                       5.500%    12/1/30           1,000           1,030
  Beaver County, Pennsylvania, IDA PCR Revenue Refunding
    Bonds (Ohio Edison Company), Series 1991 A (FGIC
    insured)                                               7.000%     6/1/21           1,000           1,025
  Central Dauphin School District, Dauphin County,
    Pennsylvania, GO Bonds, Series 1998 AA (MBIA insured)  4.500%    12/1/18           2,250           2,082
  Chester County, Pennsylvania, GO Bonds, Series 1998      5.000%    6/15/15           1,000           1,016
  City of Philadelphia, Pennsylvania, Gas Works Revenue
    Bonds, Twelfth Series B (MBIA insured)                 7.000%    5/15/20             500             614
  City of Philadelphia, Pennsylvania, GO Bonds, Series
    2001 (FSA insured)                                     5.250%    9/15/15           1,000           1,036
  City of Philadelphia, Pennsylvania, Water and
    Wastewater Revenue Bonds, Series 1995                  6.250%     8/1/11           2,000           2,306
  City of Pittsburgh, GO (AMBAC insured)                   5.250%     9/1/18           2,000           2,026
  Commonwealth of Pennsylvania, GO First Series            6.125%    9/15/03           1,000           1,040
  Commonwealth of Pennsylvania, GO Bonds, Second Series
    of 1991 A (Pre-refunded 11/1/01)                       6.500%    11/1/09           1,000           1,034(A)
  County of Delaware, Pennsylvania, GO Bonds
    Series 1999                                            5.125%    10/1/16           1,000           1,017
    Series 1992 (Pre-refunded 11/15/02)                    6.000%    11/15/22          1,000           1,043(A)
    Series 1992 (Unrefunded Balance)                       6.000%    11/15/22            220             224
  County of Westmoreland, Pennsylvania, GO Bonds
    Series 1992 (AMBAC insured)                            0.000%     8/1/13           2,000           1,121(B)
    Series 1992 (AMBAC insured)                            0.000%     8/1/14           2,475           1,308(B)

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Deer Lakes School District, Allegheny County,
    Pennsylvania, GO Bonds, Series 1995 (MBIA insured)     6.450%    1/15/19         $ 1,750         $ 1,882
  Delaware County Authority, Pennsylvania, University
    Revenue Bonds (Villanova University), Series 1991
    (Pre-refunded 8/1/01)                                  6.850%     8/1/11             500             506(A)
  Erie County, Pennsylvania, Sewer Authority, Sewer
    Revenue Bonds, Series 1997 (Pre-refunded 6/1/07)
    (AMBAC insured)                                        5.625%     6/1/17           2,000           2,192(A)
  Healthcare Facilities of Sayre, Pennsylvania (Guthrie
    Healthcare System), Revenue Bonds, Series 1991 A
    (AMBAC insured)                                        7.200%    12/1/20             500             518
  Lake Lehman School District, Luzerne County,
    Pennsylvania, GO Series 2001                           0.000%     4/1/21           1,000             346(B)
  Lower Bucks County, Pennsylvania, Joint Municipal
    Authority Water and Sewer Revenue Bonds, Series 1998   5.000%    11/15/17          1,000           1,000
  Montgomery County, Pennsylvania, Higher Education and
    Health Authority (Saint Joseph's University) Revenue
    Bonds, Series 1992 Refunding (Connie Lee insured)      6.250%    12/15/04            500             531
  Montgomery County, Pennsylvania, Township Municipal
    Sewer Authority, Guaranteed Sewer Revenue Bonds,
    Series 1991 A (MBIA insured)                           6.700%    5/15/21             250             251
  Montgomery County, Upper Gwynedd-Towamencin Guaranteed
    Sewer Revenue, Series 1991 A (MBIA insured)            6.750%    10/15/06            250             255
  Northampton County, Pennsylvania, Higher Education
    Authority (Lehigh University) University Revenue
    Bonds, Series 1996 B                                   5.250%    11/15/21          2,500           2,511
  Pennsylvania Convention Center Authority Revenue Bonds,
    Series 1989 A (FGIC insured)                           6.000%     9/1/19           1,000           1,128
  Pennsylvania Higher Education Assistance Agency,
    Student Loan Revenue Bonds AMT, Series 1991 C (AMBAC
    insured)                                               7.150%     9/1/21           1,000           1,049
  Pennsylvania Higher Education Facilities Authority
    (Bryn Mawr College) Revenue Bonds, Series 1999         5.125%    12/1/29           2,000           1,960
  Pennsylvania Higher Educational Facilities Authority,
    Temple University Revenue, First Series of 1991
    (Pre-refunded 4/1/01) (MBIA insured)                   6.500%     4/1/21             250             255(A)
  Pennsylvania Higher Educational Facilities Authority,
    The Trustees of the University of Pennsylvania
      Series 1998                                          4.500%    7/15/16           1,750           1,659
      Series 1998                                          4.625%    7/15/30           2,000           1,775
  Pennsylvania Housing Finance Agency, Rental Housing
    Revenue Bonds
      Series 1993 C (Fannie Mae insured)                   5.800%     7/1/22           1,000           1,014
      Series 1991-32 (Fannie Mae insured)                  6.500%     7/1/23             750             776

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  Pennsylvania Housing Finance Agency, Single Family
    Mortgage Revenue Bonds
      Series 1991-32                                       7.150%     4/1/15         $   435         $   447
      Series 1991-33                                       6.900%     4/1/17             215             226
  Pennsylvania Intergovernmental Cooperation Authority
    Special Tax Revenue Bond (City of Philadelphia)
      Series 1993 (Pre-refunded 6/15/03) (MBIA insured)    5.600%    6/15/15           1,000           1,048(A)
      Series 1993 (Pre-refunded 6/15/03) (MBIA insured)    5.600%    6/15/16           2,000           2,095(A)
      Series 1999                                          4.750%    6/15/23           1,550           1,451
  Pennsylvania State University Refunding Bonds, Series
    1993 A                                                 5.100%     3/1/18           1,500           1,502
  Pennsylvania Turnpike Commission Revenue Bonds, Series
    1991 N                                                 5.500%    12/1/17           1,000           1,003
  Pennsylvania Turnpike Commission, Oil Franchise Tax
    Senior Revenue Bonds, Series 1998 A                    5.000%    12/1/23           1,000             975
  Port Authority of Allegheny County, Pennsylvania,
    Special Revenue Refunding Transportation Bonds,
    Series 2001                                            5.500%     3/1/17             250             264
  Port Authority of Allegheny County, Pennsylvania,
    Special Revenue Transportation Bonds, Series 1999      6.375%     3/1/14           1,000           1,157
  Schuylkill County, Pennsylvania, IDA (Charity
    Obligation Group) Revenue Bonds, Series 1999 A         5.000%    11/1/28             500             461
  Somerset County, Pennsylvania, General Authority,
    Commonwealth Lease Revenue Bonds, Series 1991
    (Pre-refunded 10/15/01) (FGIC insured)                 7.000%    10/15/13            500             510(A)
  Swarthmore Borough Authority, Swarthmore College
    Revenue Bonds, Series 1992
      Pre-refunded 9/15/02                                 6.000%    9/15/12             180             191(A)
      Unrefunded Balance                                   6.000%    9/15/12             820             860
      Pre-refunded 9/15/02                                 6.000%    9/15/20             370             392(A)
      Unrefunded Balance                                   6.000%    9/15/20           1,630           1,692
  The Hospitals and Higher Education Facilities Authority
    of Pennsylvania (Children's Hospital) Revenue
    Refunding Bonds, Series 1993 A                         5.000%    2/15/21           1,000             924
  The Pennsylvania IDA Economic Development Revenue Bonds
      Series 1991 A (Pre-refunded 7/1/01)                  7.000%     1/1/11           1,000           1,029(A)
      Series 1994 A (AMBAC insured)                        5.500%     1/1/14           1,525           1,578
  The Philadelphia, Pennsylvania, Municipal Authority
    Justice Lease Revenue Bonds, Series 1991 B
      Pre-refunded 11/15/01 (FGIC insured)                 7.000%    11/15/04            500             521(A)
      Pre-refunded 11/15/01 (FGIC insured)                 7.100%    11/15/05            500             522(A)
  The School District of Philadelphia, Pennsylvania, GO
    Bonds, Series 2000 A                                   5.750%     2/1/13             500             552

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
  The School District of the Township of Upper St. Clair,
    Allegheny County, Pennsylvania, GO Bonds Series of
    1997                                                   5.200%    7/15/27         $ 1,150         $ 1,145
  University of Pittsburgh, Pennsylvania, System of
    Higher Education, University Capital Project Bond
      Series 1992 A (Pre-refunded 6/1/02) (MBIA insured)   6.125%     6/1/21             650             684(A)
      Series 1992 A (Unrefunded Balance) (MBIA insured)    6.125%     6/1/21             350             364
  University of Pittsburgh, Pennsylvania, System of
    Higher Education, University Capital Project Bond,
    Series 1997 A (FGIC insured)                           5.125%     6/1/22           1,000             993
  Washington County Hospital Authority, Hospital
    Refunding Revenue Bonds (Shadyside Hospital Project),
    Series 1992 (Pre-refunded 12/15/02) (AMBAC insured)    6.000%    12/15/18          1,000           1,064(A)
                                                                                                     -------
Total Municipal Bonds (Identified Cost -- $62,351)                                                    66,444
------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 4.5%

Morgan Stanley Dean Witter & Company 5.32%, dated
  3/30/01, to be repurchased at $3,147 on 4/2/01
  (Collateral: $3,118 Freddie Mac Government
  Mortgage-Backed Securities, 7.5%, due 10/1/11, value
  $3,229)                                                                              3,145           3,145
                                                                                                     -------
Total Repurchase Agreements (Identified Cost -- $3,145)                                                3,145
------------------------------------------------------------------------------------------------------------
Total Investments -- 99.3% (Identified Cost -- $65,496)                                               69,589
Other Assets Less Liabilities -- 0.7%                                                                    470
                                                                                                     -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  4,300 shares outstanding                                                           $67,078
Accumulated net realized gain/(loss) on investments                                   (1,112)
Unrealized appreciation/(depreciation) of investments                                  4,093
                                                                                     -------
NET ASSETS -- 100.0%                                                                                 $70,059
                                                                                                     =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:(C)                                                    $16.29
                                                                                                     =======
------------------------------------------------------------------------------------------------------------

(A)Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B)Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.75.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 2001
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 94.7%

Arizona -- 4.0%
  City of Scottsdale, Arizona, Street and Highway User
    Revenue Refunding Bonds, Series 1993                   5.000%     7/1/02         $ 1,000         $ 1,021
  Salt River Project Agricultural Improvement and Power
    District, Electric System Refunding Revenue, 1993
    Series A                                               5.300%     1/1/03           1,000           1,032
                                                                                                     -------
                                                                                                       2,053
                                                                                                     -------
Connecticut -- 2.0%
  State of Connecticut, Special Tax Obligation,
    Transportation Infrastructure, 1990 Series A
    (Pre-refunded 6/1/01)                                  7.100%     6/1/04           1,000           1,017(A)
                                                                                                     -------
Florida -- 6.4%
  Northwest Florida, Water Management District Land
    Acquisition Revenue Refunding Bonds, Series 1992
    (FGIC insured)                                         5.500%     4/1/02           1,000           1,023
  Seminole County, Florida, Water and Sewer Revenue
    Refunding and Improvement Bonds, Series 1992
    (MBIA insured)                                         6.000%    10/1/12           1,000           1,146
  State Board of Education Capital Outlay Bonds, Series
    1996 A                                                 5.600%     1/1/08           1,000           1,064
                                                                                                     -------
                                                                                                       3,233
                                                                                                     -------
Georgia -- 2.3%
  State of Georgia, GO Bonds, Series 1997 C                6.250%     8/1/10           1,000           1,162
                                                                                                     -------
Kentucky -- 2.1%
  Turnpike Authority of Kentucky, Economic Development
    Road Revenue and Revenue Refunding (Revitalization
    Projects), Series 1993 (AMBAC insured)                 5.300%     7/1/04           1,000           1,053
                                                                                                     -------
Louisiana -- 4.2%
  City of New Orleans, Audubon Park Commission Aquarium
    Bonds, Series 1993 (FGIC insured)                      6.000%    10/1/08           1,000           1,062
  City of New Orleans, Louisiana, GO Refunding             5.500%    12/1/10           1,000           1,093
                                                                                                     -------
                                                                                                       2,155
                                                                                                     -------
Maine -- 2.1%
  Maine Municipal Bond Bank GO Refunding, 1993 Series A    5.200%    11/1/05           1,000           1,049
                                                                                                     -------

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
Maryland -- 11.8%
  Maryland Health and Higher Educational Facilities
    Authority Refunding Revenue, Kennedy Krieger Issue
      Series 1997                                          5.200%     7/1/09         $   400         $   405
      Series 1997                                          5.250%     7/1/10             400             404
  Maryland Health and Higher Educational Facilities
    Authority, University of Maryland Medical System,
    Series 2000                                            6.125%     7/1/07             250             266
  Maryland Transportation Authority, Transportation
    Facilities Projects Revenue Bond, Series 1992          5.700%     7/1/05           1,000           1,081
  Mayor and City Council of Baltimore, Capital
    Appreciation GO, Consolidated Public Improvement
    Refunding Bond of 1995, Series A (FGIC insured)        0.000%    10/15/06            750             585(B)
  Northeast Maryland Waste Disposal Authority Solid Waste
    Revenue Bonds, Montgomery County Resource Recovery
    Project, Series 1993 A AMT                             5.600%     7/1/02           1,000           1,024
  State of Maryland, GO, State and Local Facilities Loan
    of 2000, First Series                                  5.500%     8/1/10           2,000           2,219
                                                                                                     -------
                                                                                                       5,984
                                                                                                     -------
Massachusetts -- 2.2%
  The Commonwealth of Massachusetts, GO Refunding Bonds,
    1997 Series A                                          5.750%     8/1/10           1,000           1,117
                                                                                                     -------
Michigan -- 4.5%
  Williamston Community Schools School District, County
    of Ingham, School Building and Site Bonds GO, Series
    1996                                                   6.250%     5/1/09           2,000           2,279
                                                                                                     -------
Nebraska -- 2.1%
  Nebraska Public Power District, Nuclear Facility
    Revenue Bonds, 1992 Series                             5.700%     1/1/04           1,000           1,044
                                                                                                     -------
Pennsylvania -- 6.1%
  City of Philadelphia, Pennsylvania, Water and
    Wastewater Revenue Bonds, Series 1993 (AMBAC insured)  5.625%    6/15/08           1,000           1,089
  Redevelopment Authority of the City of Philadelphia,
    Multifamily Housing Revenue Bonds (Schuylkill
    Apartments Project), Series 2000                       5.100%    12/1/03           1,000           1,009
  The Pennsylvania State University Bonds, Series A 1997   5.000%    8/15/16           1,000           1,006
                                                                                                     -------
                                                                                                       3,104
                                                                                                     -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
South Carolina -- 4.0%
  Berkeley County, South Carolina, Water and Sewer
    Revenue Bonds, Series 1991 (MBIA insured)              6.500%     6/1/06         $ 1,000         $ 1,025
  South Carolina Public Service Authority Revenue, Series
    B Refunding                                            6.700%     7/1/02           1,000           1,028
                                                                                                     -------
                                                                                                       2,053
                                                                                                     -------
Texas -- 19.3%
  City of Austin, Combined Utility Systems Revenue
    Refunding, Series 1992 A (MBIA insured)                6.000%    11/15/04          1,000           1,056
  City of Houston, Texas, Public Improvement Revenue
    Refunding, Series 1995 C                               5.625%     4/1/10           1,000           1,048
  City of Houston, Texas, Water and Sewer System Junior
    Lien Revenue Refunding, Series 1992 C (MBIA insured)   5.400%    12/1/01           1,000           1,015
  Harris County, Texas, Permanent Improvement Refunding
    Bonds, Series 1996                                     0.000%    10/1/17           1,000             428(B)
  Manor, Texas, Independent School District Refunding
    Bonds, Series 1997                                     5.000%     8/1/17           1,000             998
  State of Texas, Water Development Bonds, GO Bond Series
    1997 E and Series 1997 F                               5.000%     8/1/20           1,000             983
  Tarrant County, Texas, Health Facilities Development
    Corporation, Harris Methodist Health System Revenue
    Bonds
      Series 1987 A (FGIC insured)                         5.000%     9/1/15             250             250
      Series 1997 B (FGIC insured)                         5.000%     9/1/15             855             855
  Texas Public Finance Authority, State of Texas, GO
    Refunding, Series 1998 B                               5.125%    10/1/15           1,000           1,022
  Texas Public Finance Authority, State of Texas, GO
    Refunding Bonds (Superconducting Super Collider
    Project), Series 1992 C (FGIC insured)                 0.000%     4/1/02           1,000             966(B)
  United Independent School District (Webb County, Texas)
    Unlimited Tax School Building Bonds, Series 1995
    (PSFG insured)                                         7.100%    8/15/06           1,000           1,153
                                                                                                     -------
                                                                                                       9,774
                                                                                                     -------
Virginia -- 14.6%
  Commonwealth of Virginia Transportation Board,
    Transportation Contract Revenue Refunding, Series
    1992 (Route 28 Project)                                6.000%     4/1/06           1,000           1,041
  Fairfax County Public Improvement Refunding Bonds,
    Series 1992 C                                          5.500%    10/1/03           2,000           2,018

                                                            Rate    Maturity Date      Par            Value
------------------------------------------------------------------------------------------------------------
Virginia -- Continued
  Henrico County, GO Public Improvement Refunding Bonds,
    Series 1993                                            5.250%    1/15/09         $ 1,100         $ 1,143
  Metropolitan Washington Airports Authority, Airport
    System Revenue Refunding Bonds, Series 1999 A (FGIC
    Insured)                                               5.250%    10/1/12           1,000           1,048
  Virginia Public Building Authority, State Building
    Refunding Bonds, Series 1992 B                         5.625%     8/1/02           1,000           1,031
  Virginia Resources Authority, Clean Water State
    Revolving Fund Revenue Bonds, Series 1999              5.750%    10/1/13           1,000           1,111
                                                                                                     -------
                                                                                                       7,392
                                                                                                     -------
Washington -- 7.0%
  King County, Washington, Sewer Revenue, Second Series
    1999 (FGIC Insured)                                    6.000%     1/1/10           1,115           1,247
  State of Washington, Various Purpose GO Bonds,
    Series B                                               6.000%     1/1/11           1,000           1,121
  Washington State Motor Vehicle Fuel Tax Revenue, Series
    1997 D                                                 6.500%     1/1/07           1,045           1,176
                                                                                                     -------
                                                                                                       3,544
                                                                                                     -------
Total Municipal Bonds (Identified Cost -- $45,786)                                                    48,013
------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 3.9%

Morgan Stanley Dean Witter & Company
  5.32%, dated 3/30/01, to be repurchased at $2,008 on
  4/2/01 (Collateral: $2,006 Fannie Mae Government
  Mortgage-Backed Securities, 7.5%, due 9/1/25, value
  $2,062)                                                                              2,007           2,007
                                                                                                     -------
Total Repurchase Agreements (Identified Cost -- $2,007)                                                2,007
------------------------------------------------------------------------------------------------------------
Total Investments -- 98.6% (Identified Cost -- $47,793)                                               50,020
Other Assets Less Liabilities -- 1.4%                                                                    690
                                                                                                     -------
NET ASSETS -- 100.0%                                                                                 $50,710
                                                                                                     =======

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued


------------------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  3,238 shares outstanding                                                                           $49,025
Accumulated net realized gain/(loss) on investments                                                     (542)
Unrealized appreciation/(depreciation) of investments                                                  2,227
                                                                                                     -------
NET ASSETS -- 100.0%                                                                                 $50,710
                                                                                                     =======
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:(C)                                                    $15.66
                                                                                                     =======
------------------------------------------------------------------------------------------------------------

(A)Pre-refunded bond - Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B)Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C)Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $15.98.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 2001 (Unaudited)
(Amounts in Thousands)

                                            Maryland                  Pennsylvania                 Tax-Free
                                            Tax-Free                    Tax-Free              Intermediate-Term
                                          Income Trust                Income Trust               Income Trust
                                      ---------------------       --------------------       --------------------
                                         % of       Market           % of      Market           % of      Market
                                      Net Assets    Value         Net Assets    Value        Net Assets    Value
-----------------------------------------------------------------------------------------------------------------
Education Revenue                        10.8%     $ 16,517          21.3%     $14,893           2.0%     $ 1,006
Escrowed                                  3.3         5,096           9.1        6,399           2.2        1,105
General Obligation--Local                16.0        24,457           7.5        5,319          16.6        8,426
General Obligation--School                 --            --           5.4        3,779           8.7        4,429
General Obligation--State                 6.8        10,342           1.5        1,040          21.4       10,829
Health Care and Hospital Revenue          9.7        14,797           5.8        4,033           2.1        1,077
Housing Revenue                           7.9        12,064           3.5        2,463           2.0        1,009
Lease Revenue                              --            --            --           --           2.1        1,031
Other                                      --            --           2.1        1,451            --           --
Parking Revenue                           1.4         2,103            --           --            --           --
Port Facilities Revenue                   4.1         6,344            --           --            --           --
Pre-Refunded Bonds                       11.3        17,314          20.2       14,134           2.0        1,017
Small Business Administration
  Revenue                                  --            --           2.2        1,578            --           --
Solid Waste Revenue                       3.4         5,224            --           --           2.0        1,024
Student Loan Revenue                       --            --           1.5        1,049            --           --
Transportation Revenue                    4.1         6,361           6.3        4,439          10.3        5,244
Utility                                   5.2         8,026           1.5        1,025           8.2        4,160
Water and Sewer Revenue                  13.6        20,861           6.9        4,842          15.1        7,656
Short-Term Investments                    1.1         1,700           4.5        3,145           3.9        2,007
Other Assets Less Liabilities             1.3         2,023           0.7          470           1.4          690
                                        -----      --------         -----      -------         -----      -------
                                        100.0%     $153,229         100.0%     $70,059         100.0%     $50,710
                                        =====      ========         =====      =======         =====      =======

--------------------------------------------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
Connie Lee       Connie Lee Insurance Company
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
HOC              Housing Opportunities Commission
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
PSFG             Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                                            Year Ended 3/31/01
                                                              -----------------------------------------------
                                                                Maryland     Pennsylvania       Tax-Free
                                                                Tax-Free       Tax-Free     Intermediate-Term
                                                              Income Trust   Income Trust     Income Trust
-------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                        $ 8,171         $3,889           $2,719
                                                                -------         ------           ------

Expenses:
Investment advisory fee                                             799            374              289
Distribution and service fees                                       363            170              131
Audit and legal fees                                                 33             29               37
Custodian fee                                                        86             82               64
Registration fees                                                     3              3               12
Reports to shareholders                                              14             14                7
Transfer agent and shareholder servicing expense                     44             19               18
Trustees' fees                                                        8              8                9
Other expenses                                                        3              2                2
                                                                -------         ------           ------
                                                                  1,353            701              569
         Less: Fees waived                                         (334)          (266)            (199)
              Compensating balance credits                           (2)            (1)              (2)
                                                                -------         ------           ------
         Total expenses, net of waivers and compensating
           balance credits                                        1,017            434              368
                                                                -------         ------           ------
NET INVESTMENT INCOME                                             7,154          3,455            2,351
                                                                -------         ------           ------

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments                                  68           (324)              53
Change in unrealized appreciation/(depreciation) of
  investments                                                     6,730          3,394            1,868
                                                                -------         ------           ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS            6,798          3,070            1,921
-------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                  $13,952         $6,525           $4,272
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                               Maryland                 Pennsylvania                Tax-Free
                                               Tax-Free                   Tax-Free             Intermediate-Term
                                             Income Trust               Income Trust              Income Trust
                                        --------------------------------------------------------------------------
                                             Years Ended                Years Ended               Years Ended
                                        3/31/01       3/31/00       3/31/01      3/31/00      3/31/01      3/31/00
------------------------------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                   $  7,154      $  7,649      $ 3,455      $ 3,675      $ 2,351      $ 2,675

Net realized gain/(loss) on
  investments                                 68          (938)        (324)        (788)          53         (554)

Change in unrealized appreciation/
  (depreciation) of investments            6,730        (8,593)       3,394       (3,707)       1,868       (1,924)
------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                              13,952        (1,882)       6,525         (820)       4,272          197

Distributions to shareholders:

  From net investment income:
    Primary Class                         (7,154)       (7,649)      (3,452)      (3,670)      (2,351)      (2,675)
    Institutional Class                      N/A           N/A           (3)          (5)         N/A          N/A

  From net realized gain on
    investments:
    Primary Class                             --          (587)          --          (79)          --           --
    Institutional Class                      N/A           N/A           --         N.M.          N/A          N/A

Change in net assets from Fund share
  transactions:
    Primary Class                          4,478       (14,387)      (2,200)      (1,331)      (6,852)      (5,383)
    Institutional Class                      N/A           N/A          (72)        (204)         N/A          N/A
------------------------------------------------------------------------------------------------------------------
Change in net assets                      11,276       (24,505)         798       (6,109)      (4,931)      (7,861)

Net Assets:

Beginning of year                        141,953       166,458       69,261       75,370       55,641       63,502
------------------------------------------------------------------------------------------------------------------
End of year                             $153,229      $141,953      $70,059      $69,261      $50,710      $55,641
------------------------------------------------------------------------------------------------------------------

N/A - Not applicable.
N.M. - Not meaningful.

See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                              Investment Operations                          Distributions
                                     ----------------------------------------   ----------------------------------------
                                                                                                From
                         Net Asset                 Net Realized      Total         From          Net
                          Value,        Net       and Unrealized      From         Net        Realized
                         Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on         Total
                         of Period     Income      Investments     Operations     Income     Investments   Distributions
------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
 -- Primary Class
Years Ended Mar. 31,
   2001                   $15.42        $.77(D)       $ .73          $1.50        $(.77)        $  --          $(.77)
   2000                    16.39         .77(D)        (.91)          (.14)        (.77)         (.06)          (.83)
   1999                    16.39         .78(D)         .05            .83         (.78)         (.05)          (.83)
   1998                    15.91         .81(D)         .59           1.40         (.81)         (.11)          (.92)
   1997                    16.07         .83(D)        (.09)           .74         (.83)         (.07)          (.90)

Pennsylvania Tax-Free Income Trust
 -- Primary Class
Years Ended Mar. 31,
   2001                   $15.57        $.80(E)       $ .72          $1.52        $(.80)        $  --          $(.80)
   2000                    16.53         .79(E)        (.94)          (.15)        (.79)         (.02)          (.81)
   1999                    16.48         .80(E)         .10            .90         (.80)         (.05)          (.85)
   1998                    15.80         .81(E)         .71           1.52         (.81)         (.03)          (.84)
   1997                    16.10         .83(E)        (.11)           .72         (.83)         (.19)         (1.02)
-- Institutional Class
Period Ended Feb. 26,
   2001(F)                $15.57        $.76(G)       $ .65          $1.41        $(.76)        $  --          $(.76)
Years Ended Mar. 31,
   2000                    16.53         .82(G)        (.94)          (.12)        (.82)         (.02)          (.84)
   1999                    16.48         .84(G)         .10            .94         (.84)         (.05)          (.89)
   1998(H)                 16.44         .05(G)         .04            .09         (.05)           --           (.05)

Tax-Free Intermediate-Term Income Trust
 -- Primary Class
Years Ended Mar. 31,
   2001                   $15.09        $.68(K)       $ .57          $1.25        $(.68)        $  --          $(.68)
   2000                    15.68         .67(K)        (.59)           .08         (.67)           --           (.67)
   1999                    15.61         .67(K)         .08            .75         (.67)         (.01)          (.68)
   1998                    15.22         .67(K)         .39           1.06         (.67)           --           (.67)
   1997                    15.34         .68(K)        (.12)           .56         (.68)           --           (.68)
------------------------------------------------------------------------------------------------------------------------

                                                                   Ratios/Supplemental Data
                                      -----------------------------------------------------------------------------------
                                                                                     Net
                          Net Asset                   Total            Net        Investment                Net Assets,
                           Value,                   Expenses        Expenses        Income     Portfolio       End of
                           End of       Total      to Average      to Average     to Average   Turnover        Period
                           Period     Return(A)   Net Assets(B)   Net Assets(C)   Net Assets     Rate      (in thousands)
------------------------  -----------------------------------------------------------------------------------------------
Maryland Tax-Free Income
 -- Primary Class
Years Ended Mar. 31,
   2001                    $16.15       10.01%         .70%(D)         .70%(D)       4.93%(D)      9.3%       $153,229
   2000                     15.42        (.79)%        .70%(D)         .70%(D)       4.94%(D)     23.0%        141,953
   1999                     16.39        5.16%         .70%(D)         .70%(D)       4.71%(D)     12.9%        166,458
   1998                     16.39        8.97%         .70%(D)         .70%(D)       4.97%(D)     18.9%        154,468
   1997                     15.91        4.73%         .67%(D)         .66%(D)       5.18%(D)      6.0%        145,974
Pennsylvania Tax-Free In
 -- Primary Class
Years Ended Mar. 31,
   2001                    $16.29       10.06%         .64%(E)         .64%(E)       5.08%(E)     15.5%       $ 70,059
   2000                     15.57        (.84)%        .66%(E)         .66%(E)       5.03%(E)     28.6%         69,195
   1999                     16.53        5.54%         .70%(E)         .70%(E)       4.82%(E)     10.6%         75,093
   1998                     16.48        9.80%         .71%(E)         .70%(E)       5.00%(E)     14.1%         68,048
   1997                     15.80        4.61%         .67%(E)         .66%(E)       5.20%(E)     13.6%         64,875
-- Institutional Class
Period Ended Feb. 26,
   2001(F)                 $16.22        9.29%         .45%(G)         .45%(G)       5.27%(G)     15.5%       $     --
Years Ended Mar. 31,
   2000                     15.57        (.62)%        .45%(G)         .45%(G)       5.13%(G)     28.6%             66
   1999                     16.53        5.79%         .46%(G)         .45%(G)       5.04%(G)     10.6%            277
   1998(H)                  16.48         .55%(I)      .45%(G,J)       .45%(G,J)     4.82%(G,J)   14.1%(J)          90
Tax-Free Intermediate-Te
 -- Primary Class
Years Ended Mar. 31,
   2001                    $15.66        8.51%         .70%(K)         .70%(K)       4.48%(K)     10.1%       $ 50,710
   2000                     15.09         .58%         .70%(K)         .70%(K)       4.40%(K)     35.6%         55,641
   1999                     15.68        4.82%         .70%(K)         .70%(K)       4.24%(K)     17.9%         63,502
   1998                     15.61        7.12%         .71%(K)         .70%(K)       4.34%(K)      9.0%         59,255
   1997                     15.22        3.71%         .67%(K)         .66%(K)       4.43%(K)      8.9%         54,736
------------------------

(A)Excluding sales charge. Sales charges have been waived since November 3, 1997.

(B)This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(C)This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

(D)Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2001. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2001, 0.93%; 2000, 0.96%; 1999, 0.94%; 1998, 0.93%; and 1997, 0.96%.

(E)Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2001. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2001, 1.03%; 2000, 1.02%; 1999, 1.00%; 1998, 1.00%; and 1997, 1.04%.

(F)For the period from April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(G)Net of fees waived by the Adviser in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the period ended February 26, 2001, 0.87%; for the years ended March 31, 2000, 0.81%; 1999, 0.75%; and for the period ended March 31, 1998,
   0.75%.

(H)For the period March 10, 1998 (commencement of sale of Institutional Class shares) to March 31, 1998.

(I)Not annualized.

(J)Annualized.

(K)Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2001. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each year ended March 31 would have been as follows: 2001, 1.08%; 2000, 1.02%; 1999, 1.03%; 1998, 1.06%; and 1997, 1.11%.

See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund

(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

     Each Fund consists of two classes of shares: Primary Class, offered since May 1, 1991, for Maryland Tax-Free; since August 1, 1991, for Pennsylvania Tax-Free; and since November 9, 1992, for Tax-Free Intermediate; and Institutional Class (previously referred to as Navigator Class), offered to certain institutional investors since March 10, 1998, for Pennsylvania Tax-Free. The Institutional Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. The Institutional Class of Pennsylvania Tax-Free was liquidated on February 26, 2001. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

     Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

     Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Investment Income and Distributions to Shareholders

     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting or federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2001, accrued dividends payable were as follows: Maryland Tax-Free, $309; Pennsylvania Tax-Free, $147; and Tax-Free Intermediate, $95.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities. Upon initial adoption, the Funds will

--------------------------------------------------------------------------------

be required to adjust the cost of their fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

Security Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                       Receivable for        Payable for
                                       Securities Sold   Securities Purchased
-----------------------------------------------------------------------------
Maryland Tax-Free                           $ --                 $ --
Pennsylvania Tax-Free                         15                  346
Tax-Free Intermediate                         --                   --

Federal Income Taxes

     No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. At March 31, 2001, capital loss carryforwards for federal income tax purposes were as follows:
Maryland Tax-Free, $600 which expires in 2008 and $245 which expires in 2009; Pennsylvania Tax-Free, $354 which expires in 2008 and $665 which expires in 2009; and Tax-Free Intermediate, $312 which expires in 2008 and $230 which expires in 2009.

Use of Estimates

     Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Other

     Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:

     For the year ended March 31, 2001, investment transactions (excluding short-term investments) were as follows:

                                       Purchases   Proceeds From Sales
----------------------------------------------------------------------
Maryland Tax-Free                       $17,802          $12,957
Pennsylvania Tax-Free                    10,067           11,633
Tax-Free Intermediate                     5,075           11,844

--------------------------------------------------------------------------------

     At March 31, 2001, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                                Net Appreciation/
                                         Cost     Appreciation   Depreciation    (Depreciation)
-------------------------------------------------------------------------------------------------
Maryland Tax-Free                      $143,068      $8,781         $(643)           $8,138
Pennsylvania Tax-Free                    65,496       4,131           (38)            4,093
Tax-Free Intermediate                    47,793       2,227            --             2,227

3. Transactions With Affiliates:

     The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

     LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                            Year Ended
                                                                          March 31, 2001   At March 31, 2001
                                                                          --------------   -----------------
                       Advisory    Expense        Expense Limitation         Advisory          Advisory
        Fund             Fee      Limitation        Expiration Date        Fees Waived       Fees Payable
------------------------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2001, or until        $334               $42
                                                   net assets reach
                                                     $200 million
Pennsylvania Tax-Free   0.55%       0.70%      August 1, 2001, or until         266                26
                                                   net assets reach
                                                     $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2001, or until         199                 7
                                                   net assets reach
                                                     $100 million

     Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee,

--------------------------------------------------------------------------------

based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                   At March 31, 2001
                                                ------------------------
                       Distribution   Service   Distribution and Service
        Fund               Fee          Fee           Fees Payable
------------------------------------------------------------------------
Maryland Tax-Free         0.125%      0.125%              $32
Pennsylvania Tax-Free     0.125%      0.125%               15
Tax-Free Intermediate     0.125%      0.125%               11

     Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the year ended March 31, 2001: Maryland Tax-Free, $15; Pennsylvania Tax-Free, $7; and Tax-Free Intermediate, $5.

     LMFA, LM Trust and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

     The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended March 31, 2001, the Funds had no borrowings under the Credit Agreement.

5. Fund Share Transactions:

     At March 31, 2001, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                    Reinvestment
                                                  Sold            of Distributions          Repurchased            Net Change
                                            ----------------      -----------------      -----------------      -----------------
                                            Shares   Amount       Shares    Amount       Shares    Amount       Shares    Amount
---------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free
-- Primary Class
  Year Ended March 31, 2001                 1,105    $17,373        336     $5,256      (1,161)   $(18,151)       280    $  4,478
  Year Ended March 31, 2000                 1,161     18,376        398      6,220      (2,507)    (38,983)      (948)    (14,387)
Pennsylvania Tax-Free
-- Primary Class
  Year Ended March 31, 2001                   376    $ 5,983        155     $2,448        (675)   $(10,631)      (144)   $ (2,200)
  Year Ended March 31, 2000                   758     12,022        174      2,731      (1,030)    (16,084)       (98)     (1,331)
-- Institutional Class
  Year Ended March 31, 2001                    --    $    --         --     $   --          (4)   $    (72)        (4)   $    (72)
  Year Ended March 31, 2000                    --         --         --         --         (13)       (204)       (13)       (204)
Tax-Free Intermediate
-- Primary Class
  Year Ended March 31, 2001                   308    $ 4,714        112     $1,720        (870)   $(13,286)      (450)   $ (6,852)
  Year Ended March 31, 2000                   790     12,095        131      1,996      (1,282)    (19,474)      (361)     (5,383)
---------------------------------------------------------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees of Legg Mason Tax-Free Income Fund and Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust:

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the "Funds") at March 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
April 30, 2001

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

                EQUITY FUNDS:                                     SPECIALTY FUNDS:
Value Trust                                         Balanced Trust
Special Investment Trust                            Financial Services Fund
Total Return Trust                                  Opportunity Trust
American Leading Companies Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

                GLOBAL FUNDS:                                    TAXABLE BOND FUNDS:
Global Income Trust                                 U.S. Government Intermediate-Term Portfolio
International Equity Trust                          Investment Grade Income Portfolio
Emerging Markets Trust                              High Yield Portfolio
Europe Fund

            TAX-FREE BOND FUNDS:                                 MONEY MARKET FUNDS:
Maryland Tax-Free Income Trust                      U.S. Government Money Market Portfolio
Pennsylvania Tax-Free Income Trust                  Cash Reserve Trust
Tax-Free Intermediate-Term Income Trust             Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                               [LEGG MASON LOGO]

Investment Manager
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser
Legg Mason Trust, fsb
Baltimore, MD

Board of Trustees
John F. Curley, Jr., Chairman
Edmund J. Cashman, Jr., President
Nelson A. Diaz
Richard G. Gilmore
Arnold L. Lehman
Dr. Jill E. McGovern
G. Peter O'Brien
T. A. Rodgers
Edward A. Taber, III

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-030
5/01